PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 51.7
Property, plant and equipment, pledged as security	$ 66.3	$ 50.5
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	32 years	29 years
Hydroelectric [Member] | Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Renewal term, property, plant, and equipment	30 years